UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Tax Exempt Income Fund

Semiannual report
3 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PTAEX

Putnam
Tax Exempt
Income Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 11, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/23. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Tax Exempt Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 9/30/22	0.83%	1.43%	1.58%	0.56%	0.58%
Annualized expense ratio for the six-month
period ended 3/31/23	0.93%	1.53%	1.68%	0.65%	0.68%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.81	$7.89	$8.66	$3.36	$3.52
Ending value (after expenses)	$1,072.70	$1,069.40	$1,068.50	$1,075.50	$1,073.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Tax Exempt Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.68	$7.70	$8.45	$3.28	$3.43
Ending value (after expenses)	$1,020.29	$1,017.30	$1,016.55	$1,021.69	$1,021.54

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Tax Exempt Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Tax Exempt Income Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Tax Exempt Income Fund

The fund’s portfolio 3/31/23 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
COP Certificates of Participation
FGIC Financial Guaranty Insurance Company
FRB Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds General Obligation Bonds
NATL National Public Finance Guarantee Corporation
PSFG Permanent School Fund Guaranteed
Q-SBLF Qualified School Board Loan Fund
U.S. Govt. Coll. U.S. Government Collateralized
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.97% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.7%)*	Rating**	Principal amount	Value
Alabama (0.6%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,062,299
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	2,756,423
5.00%, 9/15/33	AA	350,000	375,859
			4,194,581
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	6,750,000	6,350,321
4.00%, 10/1/39	A+/F	2,575,000	2,545,569
			8,895,890
Arizona (3.6%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	1,945,272
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB−	2,120,000	1,672,474
4.00%, 7/1/51	BBB−	2,000,000	1,648,156
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	510,905
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC)
5.00%, 11/1/47	A	5,000,000	5,205,923
4.00%, 11/1/37	A	1,100,000	1,079,090
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB−/F	3,500,000	3,209,157
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	258,624

Tax Exempt Income Fund 7

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Arizona cont.
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA−	$600,000	$614,175
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	255,862
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	340,658
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,251,299
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	1,000,826
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,022,812
3.75%, 7/1/24	BBB	75,000	74,580
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,055
Ser. A, 5.00%, 7/1/35	BB	150,000	150,083
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,060,472
5.00%, 12/1/37	A3	500,000	522,130
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	100,549
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	245,000	242,217
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	410,120
			23,675,439
California (9.8%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	694,755
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	3,966,691
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,105,870	2,959,827
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,725,642
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,407,294
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A−	6,700,000	4,611,848
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	3,250,000	2,165,072
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB−/P	1,250,000	819,708
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB−/P	4,300,000	2,821,092
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,305,397
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. D, 5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,767
Ser. D, 5.00%, 5/15/46	Aa3	1,495,000	1,576,388
Ser. C, 5.00%, 5/15/45	Aa2	3,700,000	3,904,213

8 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
California cont.
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. A, 4.00%, 5/15/39	Aa3	$1,350,000	$1,358,578
4.00%, 5/15/35	Aa3	1,500,000	1,543,535
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C, 5.00%, 7/1/40	Aa2	5,000,000	5,694,994
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,676,292
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	779,660
4.00%, 9/1/41	BB+/P	800,000	744,359
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37	Aa3	1,625,000	1,702,603
4.00%, 8/1/36	Aa3	1,375,000	1,461,721
4.00%, 8/1/35	Aa3	1,500,000	1,627,011
San Bernardino Cnty., FRB, Ser. C, 4.892%, 8/1/23	Aa1	2,500,000	2,497,728
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,250,000	2,520,913
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	3,000,000	3,323,605
5.00%, 5/1/30	A1	6,900,000	7,709,390
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB−/P	2,000,000	1,847,135
			65,451,218
Colorado (3.9%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,009,184
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A−/F	1,000,000	1,008,714
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A−/F	4,100,000	3,373,327
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38 T	Aa3	3,175,000	3,715,163
Ser. D, 5.75%, 11/15/37 T	Aa3	2,500,000	2,931,575
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,407,664
(Sub. Syst.), Ser. A, 5.50%, 11/15/31	A1	1,925,000	1,944,361
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,600,244
Ser. A, 5.00%, 11/15/36	Aa3	2,250,000	2,501,339
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,397,920
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	230,670
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/31	AA	230,000	259,341
3.25%, 12/15/50	AA	1,643,000	1,395,307
			25,774,809

Tax Exempt Income Fund 9

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Connecticut (1.5%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	$1,500,000	$1,464,610
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/33	BBB+	1,855,000	2,067,101
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	600,000	680,823
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1
4.15%, 11/15/44	Aaa	4,065,000	3,971,603
4.10%, 11/15/39	Aaa	1,685,000	1,671,702
			9,855,839
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	591,558
			591,558
District of Columbia (3.9%)
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,675,210
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,251,898
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,046,544
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,561,260
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A1	1,035,000	1,036,956
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,846,994
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A−	2,050,000	1,858,120
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44 T	A−	2,050,000	1,949,304
4.00%, 10/1/37	A−	3,140,000	3,152,680
4.00%, 10/1/36	A−	1,490,000	1,505,463
(Metrorail), Ser. A, zero %, 10/1/37	A−	11,000,000	5,733,351
			25,617,780
Florida (4.4%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,359
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,042,357
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	604,633
4.00%, 7/1/45	Baa3	600,000	513,632
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,767,047
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A	1,750,000	1,778,788

10 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Florida cont.
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/53	A+	$7,265,000	$7,721,785
(Orlando Hlth.), 5.00%, 10/1/42	A+	1,250,000	1,359,711
(Orlando Hlth.), 5.00%, 10/1/41	A+	2,000,000	2,187,153
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A−/F	1,800,000	1,813,076
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A−/F	5,000,000	5,073,941
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	586,990
4.00%, 6/15/51	Ba1	830,000	627,474
4.00%, 6/15/41	Ba1	425,000	349,260
4.00%, 6/15/36	Ba1	315,000	272,123
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	598,202
zero %, 9/1/42	A1	830,000	336,303
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	499,635
4.00%, 10/15/37	A2	725,000	730,305
4.00%, 10/15/35	A2	325,000	331,917
			29,084,691
Georgia (2.5%)
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/36	A+	250,000	254,663
4.00%, 4/1/35	A+	225,000	232,408
4.00%, 4/1/34	A+	250,000	258,726
4.00%, 4/1/33	A+	200,000	207,756
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	2,004,144
(Plant Vogtle Units 3 & 4), 5.00%, 7/1/60	A	3,810,000	3,824,758
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/55	AA	1,500,000	1,569,116
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/53	AA	1,800,000	1,894,598
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/48	AA	750,000	798,639
(Plant Vogtle Units 3 & 4), 4.50%, 7/1/63	A	6,000,000	5,770,969
			16,815,777
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	378,963
4.00%, 7/1/31	Aa3	250,000	261,946
			640,909
Illinois (5.7%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/30	BBB+	3,950,000	4,214,824
4.00%, 1/1/36	BBB+	3,850,000	3,697,796

Tax Exempt Income Fund 11

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Illinois cont.
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	$1,500,000	$1,516,254
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,805,744
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	1,974,663
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA−	4,540,000	4,962,974
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/53	AA	3,700,000	3,978,863
5.00%, 1/1/38	A+	200,000	211,033
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/44	A	3,000,000	3,002,707
Chicago, Wtr. Wks Rev. Bonds, AGM, 5.00%, 11/1/25	AA	1,420,000	1,452,046
IL State G.O. Bonds
Ser. B, 5.00%, 10/1/32	A3	2,000,000	2,182,782
Ser. A, 5.00%, 12/1/31	A3	2,870,000	3,086,447
Ser. D, 5.00%, 11/1/27	A3	2,800,000	3,040,988
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/56	BBB	750,000	623,037
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	750,000	640,203
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	663,215
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	515,447
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	477,833
			38,046,856
Indiana (1.0%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.)
5.00%, 10/1/37	AA	1,200,000	1,391,708
5.00%, 10/1/36	AA	1,100,000	1,284,710
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,709,808
			6,386,226
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	2,549,205
			2,549,205
Kentucky (3.9%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,400,000	1,409,370
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A
5.25%, 6/1/38	A1	3,290,000	3,722,073
5.25%, 6/1/37	A1	3,000,000	3,427,503

12 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Kentucky cont.
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A2	$5,000,000	$4,988,431
Mandatory Put Bonds (6/1/26), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	9,707,760
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	1,135,000	1,201,567
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	420,605
5.00%, 7/1/30	A+	1,000,000	1,014,860
			25,892,169
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,758,620
			3,758,620
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	731,319
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	308,122
5.00%, 1/1/29	Baa3	290,000	311,396
5.00%, 1/1/28	Baa3	300,000	319,246
5.00%, 1/1/27	Baa3	430,000	452,535
			2,122,618
Massachusetts (5.7%)
MA State G.O. Bonds, Ser. E
5.00%, 11/1/52	Aa1	7,500,000	8,300,428
5.00%, 11/1/47	Aa1	6,000,000	6,702,799
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.85%, 7/1/31	VMIG 1	5,500,000	5,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	725,000	730,649
MA State Port Auth. Rev. Bonds, Ser. E
5.00%, 7/1/51	Aa2	10,000,000	10,492,129
5.00%, 7/1/46	Aa2	2,000,000	2,113,444
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.92%, 8/1/37	VMIG 1	3,715,000	3,715,000
			37,554,449
Michigan (5.5%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	317,291
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	261,519
Detroit, G.O. Bonds
AMBAC, 5.25%, 4/1/24	A−/P	77,500	76,978
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,590,068
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38	AA	1,000,000	1,012,254

Tax Exempt Income Fund 13

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Michigan cont.
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	$200,000	$208,164
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	265,582
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	416,428
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	8,198,657
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	252,704
5.00%, 11/1/36	A	1,285,000	1,375,986
5.00%, 11/1/34	A	1,600,000	1,732,611
5.00%, 11/1/31	A	1,100,000	1,199,850
Kentwood, Econ. Dev. Corp. Rev. Bonds
(Holland Home Oblig. Group), 4.00%, 11/15/45	BBB−/F	1,125,000	853,010
(Holland Home Oblig. Group), 4.00%, 11/15/43	BBB−/F	695,000	539,348
(Holland Home Oblig. Group), 4.00%, 11/15/31	BBB−/F	495,000	456,750
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA−	250,000	261,860
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	235,943
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	211,829
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	211,407
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA−	5,250,000	5,359,015
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA−	270,000	275,613
Ser. H-1, 5.00%, 10/1/30	AA−	500,000	512,213
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,826,451
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	1,742,250	1,675,133
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB−	1,855,000	1,904,316
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	250,213
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A
4.625%, 10/1/39	AA+	225,000	225,660
4.45%, 10/1/34	AA+	100,000	100,294
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,051,220
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	263,807
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	369,540
			36,491,714
Minnesota (0.9%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,054,228
4.00%, 7/1/31	BB/P	1,000,000	919,693

14 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Minnesota cont.
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	$2,700,000	$2,686,467
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 4.00%, 11/15/38	A-1+	1,000,000	1,000,000
			5,660,388
Mississippi (0.5%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	3,075,000	1,990,693
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A−	1,250,000	1,222,827
			3,213,520
Missouri (2.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	6,325,000	6,525,095
5.00%, 3/1/46	A2	3,800,000	3,921,642
AGM, 4.00%, 3/1/57	AA	1,700,000	1,577,309
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,388,869
5.00%, 10/1/40	AA	1,000,000	1,081,892
			15,494,807
Montana (1.3%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/22), U. of MT, AGM, 5.25%, 11/15/52 T	Aa3	7,360,000	8,163,786
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa1	600,000	614,244
			8,778,030
Nebraska (0.6%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.25%, 2/1/52	Aa2	3,500,000	3,905,714
			3,905,714
Nevada (0.3%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba1	1,800,000	1,629,649
2.50%, 6/15/24	Ba1	225,000	219,728
			1,849,377
New Hampshire (1.3%)
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke’s Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	941,671
4.00%, 8/15/39	A3	1,100,000	1,072,074
4.00%, 8/15/38	A3	1,000,000	989,029
4.00%, 8/15/36	A3	600,000	606,705
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	608,627
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A−	4,500,000	4,611,534
			8,829,640

Tax Exempt Income Fund 15

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
New Jersey (4.2%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Portal North Bridge), 5.25%, 11/1/42	A3	$7,085,000	$7,772,097
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,304,024
Ser. B, 5.00%, 11/1/26	A3	5,400,000	5,790,008
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,009,552
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.00%, 6/15/35	A3	3,000,000	3,375,075
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB−	1,000,000	1,018,090
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/52	AA	1,500,000	1,641,918
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A−	4,000,000	4,239,984
			28,150,748
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,664,924
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,084,436
			3,749,360
New York (9.0%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	1,740,000	1,721,476
NY City, VRDN, Ser. I-8, 3.67%, 4/1/36	VMIG 1	4,655,000	4,655,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. F-1
5.00%, 2/1/51	AAA	8,950,000	9,731,607
5.00%, 2/1/41	AAA	1,855,000	2,070,240
5.00%, 2/1/40	AAA	1,000,000	1,122,955
5.00%, 2/1/39	AAA	1,000,000	1,131,975
NY State Liberty Dev. Corp. Rev. Bonds, Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,532,246
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54 T	AA+	7,200,000	7,843,176
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB−/F	3,000,000	2,510,438
4.00%, 10/31/46	BBB−/F	2,000,000	1,742,730
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	2,004,177
NY State Urban Dev. Corp. Rev. Bonds, 5.00%, 3/15/47	Aa1	5,000,000	5,383,816
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49 T	Aa3	4,745,000	4,958,240
5.00%, 1/15/47	Aa3	1,850,000	1,971,231

16 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
New York cont.
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/32	Aa3	$3,525,000	$3,792,434
Ser. 207, 5.00%, 9/15/31	Aa3	300,000	323,450
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, Ser. A, 5.25%, 5/15/58	AA+	5,600,000	6,171,407
			59,666,598
North Carolina (0.4%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,397,045
4.00%, 3/1/41	BB/P	1,050,000	816,524
4.00%, 3/1/36	BB/P	900,000	750,557
			2,964,126
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,554,837
			1,554,837
Ohio (2.4%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA−	750,000	753,227
4.00%, 12/1/38	AA−	770,000	783,195
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,530,063
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	339,383
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	228,373
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	345,533
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	856,473
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	227,873
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	250,343
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	202,105
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	254,895
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	205,553
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	761,471
4.00%, 5/1/34	AA+	1,280,000	1,347,362
4.00%, 5/1/33	AA+	560,000	591,587
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB−/F	920,000	919,948

Tax Exempt Income Fund 17

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Ohio cont.
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/37 ##	A2	$1,725,000	$1,952,325
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	424,753
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	16,078
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,777,019
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	664,082
5.00%, 2/15/33	A3	355,000	366,067
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	130,738
			15,928,446
Pennsylvania (4.4%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	1,175,000	1,214,355
5.00%, 1/1/51	AA	1,800,000	1,869,610
4.00%, 1/1/56	AA	3,500,000	3,194,732
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41 (Prerefunded 11/15/25)	A+	500,000	532,043
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	960,330
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM
5.00%, 5/1/47	AA	3,000,000	3,173,375
4.00%, 5/1/54	AA	1,000,000	955,059
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.75%, 7/1/34	A-1	250,000	250,000
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,464,045
PA State Tpk. Comm. Rev. Bonds
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,142,133
4.90%, 12/1/44	A1	5,000,000	5,161,064
Ser. A, 4.00%, 12/1/49	A3	2,160,000	2,061,023
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,450,409
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	484,846
4.00%, 6/15/29	BB/P	350,000	334,400
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,043,106
5.00%, 8/1/31	A	1,000,000	1,044,710
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa3	1,000,000	879,905
			29,215,145

18 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB−/P	$2,900,000	$2,738,099
			2,738,099
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB−/P	3,250,000	3,193,385
			3,193,385
South Carolina (1.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	774,746
4.00%, 11/1/31	A1	750,000	778,955
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,078,026
5.00%, 10/1/28	A2	425,000	458,262
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,119,881
			7,209,870
South Dakota (0.3%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB−	1,000,000	790,766
4.00%, 8/1/51	BBB−	250,000	204,367
4.00%, 8/1/41	BBB−	1,400,000	1,245,223
			2,240,356
Tennessee (0.7%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49 T	Baa1	775,000	784,168
Ser. A-2, 5.00%, 8/1/44 T	Baa1	425,000	437,402
Ser. A-1, 4.00%, 8/1/44 T	Baa1	875,000	800,284
Ser. A-1, 4.00%, 8/1/38 T	Baa1	425,000	413,729
Ser. A-1, 4.00%, 8/1/37 T	Baa1	425,000	416,517
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,100,834
			4,952,934
Texas (6.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	4,582,489
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	379,201
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. E, 5.00%, 1/1/45	A3	3,600,000	3,820,065
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools)
PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,047,924
Ser. B, PSFG, 5.00%, 8/15/27	A−	375,000	397,279
Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,396,562
Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,533,560
Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,542,188

Tax Exempt Income Fund 19

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Texas cont.
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	$1,300,000	$1,280,205
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,339,136
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	619,561
5.00%, 8/15/36	BBB+	430,000	452,399
5.00%, 8/15/34	BBB+	300,000	320,876
5.00%, 8/15/33	BBB+	240,000	257,177
5.00%, 8/15/31	BBB+	100,000	107,699
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB−	600,000	430,115
3.00%, 9/1/44	BBB−	500,000	372,476
3.00%, 9/1/40	BBB−	225,000	175,836
3.00%, 9/1/39	BBB−	250,000	199,636
3.00%, 9/1/38	BBB−	200,000	162,505
3.00%, 9/1/37	BBB−	220,000	182,542
3.00%, 9/1/34	BBB−	150,000	133,628
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
Ser. A, 6.00%, 5/15/52	A	3,250,000	3,785,989
5.00%, 5/15/40	A	750,000	771,367
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A−	2,250,000	2,284,419
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB−/P	750,000	638,112
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	892,645
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,555,258
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	AA−	9,700,000	10,323,771
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	259,115
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,783,913
			45,027,648
Utah (1.2%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB−/F	500,000	410,371
4.00%, 10/15/38	BBB−/F	500,000	428,135
4.00%, 10/15/36	BBB−/F	300,000	263,649
4.00%, 10/15/34	BBB−/F	800,000	732,517
4.00%, 10/15/32	BBB−/F	500,000	468,714
3.00%, 10/15/45	BBB−/F	1,000,000	632,237
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,300,819

20 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.7%)* cont.	Rating**	Principal amount	Value
Utah cont.
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	$720,000	$749,054
5.00%, 10/15/33	AA	420,000	446,798
5.00%, 10/15/31	AA	530,000	567,687
			7,999,981
Virginia (2.3%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	625,000	655,546
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,070,000	5,833,985
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	8,000,000	8,633,377
			15,122,908
Washington (2.0%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA−	1,000,000	1,056,699
5.00%, 8/1/41	AA−	2,000,000	2,160,397
5.00%, 8/1/38	AA−	5,500,000	6,038,077
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,986,160	3,738,217
			12,993,390
Wisconsin (3.2%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 4.00%, 4/1/42	BB	850,000	693,078
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,000,989
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,518,259
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB−	2,000,000	1,982,201
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,378,373
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	6,450,000	6,254,761
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,951,958
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	400,787
			21,180,406
Total municipal bonds and notes (cost $698,793,045)			$675,020,061

Tax Exempt Income Fund 21

SHORT-TERM INVESTMENTS (1.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	6,116,355	$6,116,355
U.S. Treasury Bills 4.735%, 5/2/23 #		$100,000	99,630
U.S. Treasury Bills 4.725%, 4/18/23 #		500,000	499,052
U.S. Treasury Bills 4.627%, 5/23/23 #		500,000	496,813
Total short-term investments (cost $7,211,595)			$7,211,850

TOTAL INVESTMENTS
Total investments (cost $706,004,640)	$682,231,911

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $663,645,461.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,085,073 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.97%, 4.86% and 5.19%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.

22 Tax Exempt Income Fund

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Transportation	21.3%
Health care	15.6
Utilities	11.8
Education	11.4

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note Ultra 10 yr (Short)	204	$24,712,688	$24,712,688	Jun-23	$(743,623)
Unrealized appreciation					—
Unrealized (depreciation)					(743,623)
Total					$(743,623)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$675,020,061	$—
Short-term investments	—	7,211,850	—
Totals by level	$—	$682,231,911	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(743,623)	$—	$—
Totals by level	$(743,623)	$—	$—

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund 23

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $699,888,285)	$676,115,556
Affiliated issuers (identified cost $6,116,355) (Note 5)	6,116,355
Interest and other receivables	8,929,569
Receivable for shares of the fund sold	326,332
Prepaid assets	62,861
Total assets	691,550,673

LIABILITIES
Payable for investments purchased	1,580,728
Payable for purchases of delayed delivery securities (Note 1)	1,889,910
Payable for shares of the fund repurchased	880,811
Payable for compensation of Manager (Note 2)	238,613
Payable for custodian fees (Note 2)	9,811
Payable for investor servicing fees (Note 2)	82,204
Payable for Trustee compensation and expenses (Note 2)	338,694
Payable for administrative services (Note 2)	3,853
Payable for distribution fees (Note 2)	366,635
Payable for floating rate notes issued (Note 1)	22,248,181
Payable for variation margin on futures contracts (Note 1)	111,568
Distributions payable to shareholders	56,796
Other accrued expenses	97,408
Total liabilities	27,905,212

Net assets	$663,645,461

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$706,226,900
Total distributable earnings (Note 1)	(42,581,439)
Total — Representing net assets applicable to capital shares outstanding	$663,645,461

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($577,078,528 divided by 74,742,863 shares)	$7.72
Offering price per class A share (100/96.00 of $7.72)*	$8.04
Net asset value and offering price per class B share ($407,432 divided by 52,721 shares)**	$7.73
Net asset value and offering price per class C share ($8,553,612 divided by 1,104,694 shares)**	$7.74
Net asset value, offering price and redemption price per class R6 share
($6,645,881 divided by 859,160 shares)	$7.74
Net asset value, offering price and redemption price per class Y share
($70,960,008 divided by 9,165,840 shares)	$7.74

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

24 Tax Exempt Income Fund

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $72,242 from investments in affiliated issuers) (Note 5)	$13,323,894
Total investment income	13,323,894

EXPENSES
Compensation of Manager (Note 2)	1,416,698
Investor servicing fees (Note 2)	250,822
Custodian fees (Note 2)	10,447
Trustee compensation and expenses (Note 2)	18,134
Distribution fees (Note 2)	767,070
Administrative services (Note 2)	14,471
Interest and fees expense (Note 1)	344,215
Other	167,644
Total expenses	2,989,501
Expense reduction (Note 2)	(2,349)
Net expenses	2,987,152

Net investment income	10,336,742

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,698,289)
Futures contracts (Note 1)	1,319,457
Total net realized loss	(3,378,832)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	40,885,883
Futures contracts	(1,550,055)
Total change in net unrealized appreciation	39,335,828

Net gain on investments	35,956,996

Net increase in net assets resulting from operations	$46,293,738

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund 25

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$10,336,742	$18,505,034
Net realized loss on investments	(3,378,832)	(13,143,735)
Change in net unrealized appreciation (depreciation)
of investments	39,335,828	(119,375,737)
Net increase (decrease) in net assets resulting
from operations	46,293,738	(114,014,438)
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(190,080)	(322,755)
Class B	(138)	(290)
Class C	(2,953)	(5,786)
Class R6	(1,716)	(2,154)
Class Y	(20,932)	(45,879)
Net realized short-term gain on investments
Class A	—	(388,849)
Class B	—	(397)
Class C	—	(8,325)
Class R6	—	(3,503)
Class Y	—	(77,488)
From tax-exempt net investment income
Class A	(8,832,123)	(15,389,929)
Class B	(5,333)	(10,371)
Class C	(103,352)	(191,789)
Class R6	(82,120)	(115,053)
Class Y	(1,083,418)	(2,717,461)
From net realized long-term gain on investments
Class A	—	(13,342,577)
Class B	—	(12,865)
Class C	—	(264,581)
Class R6	—	(106,070)
Class Y	—	(2,313,131)
Decrease from capital share transactions (Note 4)	(24,748,078)	(125,241,004)
Total increase (decrease) in net assets	11,223,495	(274,574,695)

NET ASSETS
Beginning of period	652,421,966	926,996,661
End of period	$663,645,461	$652,421,966

*Unaudited.

The accompanying notes are an integral part of these financial statements.

26 Tax Exempt Income Fund

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Tax Exempt Income Fund 27

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
March 31, 2023**	$7.31	.12	.41	.53	(.12)	—	(.12)	$7.72	7.27*	$577,079	.46*c	1.56*	19 *
September 30, 2022	8.85	.19	(1.38)	(1.19)	(.19)	(.16)	(.35)	7.31	(13.83)	569,476	.83[c]	2.29	57
September 30, 2021	8.68	.19	.17	.36	(.19)	—	(.19)	8.85	4.14	768,286	.80[c]	2.11	34
September 30, 2020	8.86	.21	.01	.22	(.21)	(.19)	(.40)	8.68	2.62	785,840	.80[c]	2.44	41
September 30, 2019	8.41	.24	.49	.73	(.26)	(.02)	(.28)	8.86	8.84	841,144	.78[c]	2.80	63
September 30, 2018	8.63	.26	(.21)	.05	(.27)	—	(.27)	8.41	.56	815,986.77		3.06	42
Class B
March 31, 2023**	$7.32	.10	.40	.50	(.09)	—	(.09)	$7.73	6.94*	$407	.76*c	1.27*	19 *
September 30, 2022	8.85	.14	(1.37)	(1.23)	(.14)	(.16)	(.30)	7.32	(14.26)	487	1.43[c]	1.69	57
September 30, 2021	8.68	.13	.17	.30	(.13)	—	(.13)	8.85	3.52	755	1.40[c]	1.52	34
September 30, 2020	8.86	.15	.02	.17	(.16)	(.19)	(.35)	8.68	1.95	1,367	1.43[c]	1.84	41
September 30, 2019	8.42	.19	.48	.67	(.21)	(.02)	(.23)	8.86	8.03	3,238	1.41[c]	2.20	63
September 30, 2018	8.63	.21	(.21)	—[d]	(.21)	—	(.21)	8.42	.04	4,653	1.40	2.43	42
Class C
March 31, 2023**	$7.33	.09	.41	.50	(.09)	—	(.09)	$7.74	6.85*	$8,554	.84*c	1.19*	19 *
September 30, 2022	8.87	.13	(1.38)	(1.25)	(.13)	(.16)	(.29)	7.33	(14.44)	9,532	1.58[c]	1.53	57
September 30, 2021	8.70	.12	.17	.29	(.12)	—	(.12)	8.87	3.36	15,362	1.55[c]	1.37	34
September 30, 2020	8.88	.14	.02	.16	(.15)	(.19)	(.34)	8.70	1.79	21,434	1.58[c]	1.67	41
September 30, 2019	8.44	.17	.48	.65	(.19)	(.02)	(.21)	8.88	7.85	27,210	1.56[c]	2.03	63
September 30, 2018	8.65	.19	(.20)	(.01)	(.20)	—	(.20)	8.44	(.11)	30,378	1.55	2.28	42
Class R6
March 31, 2023**	$7.32	.13	.42	.55	(.13)	—	(.13)	$7.74	7.55*	$6,646	.32*c	1.69*	19 *
September 30, 2022	8.86	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.32	(13.58)	3,337	.56[c]	2.53	57
September 30, 2021	8.69	.21	.17	.38	(.21)	—	(.21)	8.86	4.42	5,569	.54[c]	2.36	34
September 30, 2020	8.88	.23	.01	.24	(.24)	(.19)	(.43)	8.69	2.76	3,809	.56[c]	2.67	41
September 30, 2019	8.44	.26	.48	.74	(.28)	(.02)	(.30)	8.88	8.97	3,927	.54[c]	3.04	63
September 30, 2018 †	8.47	.09	(.02)	.07	(.10)	—	(.10)	8.44	.83*	10	.19*	1.23*	42
Class Y
March 31, 2023**	$7.33	.13	.41	.54	(.13)	—	(.13)	$7.74	7.39*	$70,960	.34*c	1.69*	19 *
September 30, 2022	8.87	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.33	(13.57)	69,590	.58[c]	2.52	57
September 30, 2021	8.70	.21	.17	.38	(.21)	—	(.21)	8.87	4.40	137,025	.55[c]	2.35	34
September 30, 2020	8.88	.23	.01	.24	(.23)	(.19)	(.42)	8.70	2.84	110,294	.58[c]	2.64	41
September 30, 2019	8.44	.26	.48	.74	(.28)	(.02)	(.30)	8.88	8.93	85,832	.56[c]	3.00	63
September 30, 2018	8.65	.28	(.20)	.08	(.29)	—	(.29)	8.44	.89	72,534.55		3.27	42

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

28 Tax Exempt Income Fund	Tax Exempt Income Fund 29

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period May 22, 2018 (commencement of operations) to September 30, 2018.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Includes interest and fee expense associated with borrowings which amounted to the following:

Periods ended	Percentage of average net assets
March 31, 2023	0.05%
September 30, 2022	0.03
September 30,2021	0.02
September 30,2020	0.03
September 30,2019	0.01

d Amount represents less than $0.01 per share.

30 Tax Exempt Income Fund

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Putnam Management believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in tax-exempt investments, which for purposes of this policy exclude investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles

Tax Exempt Income Fund 31

generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

32 Tax Exempt Income Fund

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $34,271,464 were held by the TOB trust and served as collateral for $22,248,181 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $280,630 for these investments based on an average interest rate of 2.79%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JP Morgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million, ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Tax Exempt Income Fund 33

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $13,932,005 recognized during the period between November 1, 2021 and September 30, 2022 to its fiscal year ending September 30, 2023.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $706,943,373, resulting in gross unrealized appreciation and depreciation of $18,873,099 and $44,328,184, respectively, or net unrealized depreciation of $25,455,085.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.215% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

34 Tax Exempt Income Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$220,943	Class R6	1,236
Class B	166	Class Y	25,056
Class C	3,421	Total	$250,822

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,349 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $592, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$720,582
Class B	1.00%	0.85%	1,842
Class C	1.00%	1.00%	44,646
Total			$767,070

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,107 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

Tax Exempt Income Fund 35

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$123,363,234	$130,067,474
U.S. government securities (Long-term)	—	—
Total	$123,363,234	$130,067,474

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	5,791,121	$43,628,220	5,860,240	$47,377,759
Shares issued in connection with
reinvestment of distributions	1,077,675	8,161,721	3,210,177	26,834,880
	6,868,796	51,789,941	9,070,417	74,212,639
Shares repurchased	(10,045,184)	(75,899,538)	(18,002,774)	(147,145,882)
Net decrease	(3,176,388)	$(24,109,597)	(8,932,357)	$(72,933,243)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	2	$18	14	$114
Shares issued in connection with
reinvestment of distributions	687	5,199	2,750	23,127
	689	5,217	2,764	23,241
Shares repurchased	(14,532)	(110,487)	(21,538)	(177,247)
Net decrease	(13,843)	$(105,270)	(18,774)	$(154,006)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	68,118	$514,996	75,750	$635,360
Shares issued in connection with
reinvestment of distributions	13,239	100,497	52,034	439,675
	81,357	615,493	127,784	1,075,035
Shares repurchased	(277,237)	(2,088,926)	(558,782)	(4,575,839)
Net decrease	(195,880)	$(1,473,433)	(430,998)	$(3,500,804)

36 Tax Exempt Income Fund

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	583,615	$4,443,985	511,424	$4,163,812
Shares issued in connection with
reinvestment of distributions	11,067	83,836	27,034	226,780
	594,682	4,527,821	538,458	4,390,592
Shares repurchased	(191,201)	(1,449,771)	(710,986)	(5,756,915)
Net increase (decrease)	403,481	$3,078,050	(172,528)	$(1,366,323)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,338,331	$25,455,537	3,542,312	$28,989,159
Shares issued in connection with
reinvestment of distributions	126,855	962,384	416,049	3,483,105
	3,465,186	26,417,921	3,958,361	32,472,264
Shares repurchased	(3,795,920)	(28,555,749)	(9,910,648)	(79,758,892)
Net decrease	(330,734)	$(2,137,828)	(5,952,287)	$(47,286,628)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$415,186	$96,891,681	$91,190,512	$72,242	$6,116,355
Total Short-term
investments	$415,186	$96,891,681	$91,190,512	$72,242	$6,116,355

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates

Tax Exempt Income Fund 37

to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	200

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Interest rate contracts	Receivables	$—	Unrealized depreciation	$743,623*
Total		$—		$743,623

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$1,319,457	$1,319,457
Total	$1,319,457	$1,319,457

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(1,550,055)	$(1,550,055)
Total	$(1,550,055)	$(1,550,055)

38 Tax Exempt Income Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	111,568	111,568
Total Liabilities	$111,568	$111,568
Total Financial and Derivative Net Assets	$(111,568)	$(111,568)
Total collateral received (pledged)†##	$—
Net amount	$(111,568)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $1,085,073.

Tax Exempt Income Fund 39

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

40 Tax Exempt Income Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023